Cash, Cash Equivalents, Restricted Cash and Borrowings	3 Months Ended
Dec. 29, 2018
Disclosure of Cash, Cash Equivalents, Restricted Cash and Borrowings
Cash, Cash Equivalents, Restricted Cash and Borrowings
Cash, Cash Equivalents and Restricted Cash
The following table provides a reconciliation of cash, cash equivalents and restricted cash reported in the Condensed Consolidated Balance Sheet to the total of the amounts reported in the Condensed Consolidated Statements of Cash Flows.

	December 29, 2018	September 29, 2018
Cash and cash equivalents	$4,455	$4,150
Restricted cash included in:
Other current assets	4	1
Other assets	4	4
Total cash, cash equivalents and restricted cash in the statement of cash flows	$4,463	$4,155

Borrowings
During the quarter ended December 29, 2018, the Company’s borrowing activity was as follows:

	September 29, 2018	Borrowings	Payments	Other Activity	December 29, 2018
Commercial paper with original maturities less than three months(1)	$50	$548	$—	$1	$599
Commercial paper with original maturities greater than three months	955	99	(950)	(4)	100
U.S. and European medium-term notes	17,942	—	—	5	17,947
Asia Theme Parks borrowings	1,145	—	—	15	1,160
Foreign currency denominated debt and other(2)	782	1	—	76	859
Total	$20,874	$648	$(950)	$93	$20,665

(1)	Borrowings and reductions of borrowings are reported net.

(2)	The other activity is due to market value adjustments for debt with qualifying hedges, partially offset by the impact of changes in foreign currency exchange rates.
The Company has bank facilities with a syndicate of lenders to support commercial paper borrowings as follows:

	Committed Capacity	Capacity Used	Unused Capacity
Facility expiring March 2020	$6,000	$—	$6,000
Facility expiring March 2021	2,250	—	2,250
Facility expiring March 2023	4,000	—	4,000
Total	$12,250	$—	$12,250

The Company had a $6.0 billion bank facility expiring in March 2019. This facility was refinanced extending the maturity date to March 2020. All of the above bank facilities allow for borrowings at LIBOR-based rates plus a spread depending on the credit default swap spread applicable to the Company’s debt, subject to a cap and floor that vary with the Company’s debt rating assigned by Moody’s Investors Service and Standard & Poor’s. The spread above LIBOR can range from 0.18% to 1.63%. The Company also has the ability to issue up to $500 million of letters of credit under the facility expiring in March 2023, which if utilized, reduces available borrowings under this facility. As of December 29, 2018, the Company has $221 million of outstanding letters of credit, of which none were issued under this facility. The facilities specifically exclude certain entities, including the Asia Theme Parks, from any representations, covenants, or events of default and contain only one financial covenant relating to interest coverage, which the Company met on December 29, 2018 by a significant margin.
21CF Credit Facility
In June 2018, the Company received committed financing from a bank syndicate to fund the cash component of the pending acquisition of 21CF. Under the terms of the commitment, the bank syndicate has committed to provide and arrange a 364-day unsecured bridge term loan facility in an aggregate principal amount of $35.7 billion at the completion of the 21CF transaction. The interest rate on the facility can vary based on the Company’s debt rating. The interest rate would have been LIBOR plus 0.75% if the Company had drawn on this facility at December 29, 2018.
Cruise Ship Credit Facilities
In October 2016 and December 2017, the Company entered into credit facilities to finance three new cruise ships, which are expected to be delivered in 2021, 2022 and 2023. The financings may be used for up to 80% of the contract price of the cruise ships. Under the agreements, $1.0 billion in financing is available beginning in April 2021, $1.1 billion is available beginning in May 2022 and $1.1 billion is available beginning in April 2023. If utilized, the interest rates will be fixed at 3.48%, 3.72% and 3.74%, respectively, and the loans and interest will be payable semi-annually over a 12-year period from the borrowing date. Early repayment is permitted subject to cancellation fees.
Interest expense, net
Interest expense, interest and investment income, and net periodic pension and postretirement benefit costs (other than service costs) (see Note 8) are reported net in the Condensed Consolidated Statements of Income and consist of the following (net of capitalized interest):

	Quarter Ended
	December 29, 2018	December 30, 2017
Interest expense	$(163)	$(146)
Interest and investment income	75	17
Net periodic pension and postretirement benefit costs (other than service costs)	25	—
Interest expense, net	$(63)	$(129)

Interest and investment income includes gains and losses on publicly and non-publicly traded investments, investment impairments and interest earned on cash and cash equivalents and certain receivables.